Earnings per share - Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Details) € / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 USD ($) shares
Earnings per share [line items]
Profit attributable to shareholders of the Parent Company | €	€ 98,582	€ 77,083		€ 121,529
Weighted average number of shares for basic earnings per share (in shares)	259,598,645	251,531,105	251,531,105	247,015,882	247,015,882
Weighted average number of shares for diluted earnings per share (in shares)	261,471,986	254,239,096	254,239,096	252,363,769	252,363,769
Basic earnings per share in Euro (in EUR per share) | € / shares	€ 0.38	€ 0.31		€ 0.49
Diluted earnings per share in Euro (in EUR per share) | € / shares	€ 0.38	€ 0.30		€ 0.48
Non-executive director remuneration, percentage received in equity	50.00%	50.00%	50.00%
Equity settled share based payments
Earnings per share [line items]
Other long-term employee benefits | $			$ 7,500		$ 7,500
Long term incentive awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,310,639	1,852,226	1,852,226	2,124,670	2,124,670
CEO share awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	389,436	713,615	713,615	2,283,381	2,283,381
Non-executive directors remuneration in shares
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	173,266	142,150	142,150	149,836	149,836
IPO PSUs
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	0	0	0	790,000	790,000